Note 11 - Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	20 1 7	20 16

Federal Home Loan Bank Advances	$46,000,000	$46,000,000
Other Borrowings	1,500,000	-
	$47,500,000	$46,000,000

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount

2018	$4,000,000
2019	5,000,000
2020	2,500,000
2021	-
2022	27,000,000
2023 and Thereafter	9,000,000

$47,500,000